Investments And Other Assets (Loss on Sale of Investments) (Details) - CAD ($) $ in Millions		9 Months Ended	12 Months Ended
		May 31, 2019	Aug. 31, 2019	Aug. 31, 2018
Disclosure of joint operations [line items]
Carrying amount		$ 615	$ 615
Carryong value at disposition date			0	$ 615
Loss On Sale Of Investments [Abstract]
Reclassification Adjustments Of Accumulated Income Loss, Sale Of Associate			3	0
Losses on disposal of investments			(109)	0
Corus [Member]
Disclosure of joint operations [line items]
Carrying amount		615	$ 615
Sale of equity at disposition date		46		84
Share of other comprehensive loss of associate	[1]	(13)		10
Dividends received to disposition date		(10)
Carryong value at disposition date		638		$ 615
Loss On Sale Of Investments [Abstract]
Proceeds from sale of interest in associates		526
Reclassification Adjustments Of Accumulated Income Loss, Sale Of Associate		(3)
Losses on disposal of investments		$ 109

[1]
The Company’s share of income and other comprehensive income reflect the weighted average proportion of Corus net income and other comprehensive income attributable to shareholders for the nine-month period ended May 31, 2019 and year ended August 31, 2018.